SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Machinery and equipment, at cost	$ 11,800	$ 9,900
Accumulated depreciation	(6,822)	(4,620)
Property and equipment, net	$ 4,978	$ 5,280